Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have adopted an insider trading policy that governs the purchase, sale, and other disposition of our securities by our employees, directors, and officers. We believe our insider trading policy is reasonably designed to promote compliance with insider trading laws, rules, and regulations as well as with NYSE listing standards. Our insider trading policy prohibits our employees, directors, officers, and consultants from trading in our securities while in possession of material nonpublic information, among other things.
The insider trading policy also prohibits all employees (including officers) and directors from entering into short sales, publicly traded options, puts and calls, forward sale contracts, and other swap, hedging, or derivative transactions relating to our securities. It also prohibits our executive officers and directors from holding our securities in margin accounts or pledging our securities as collateral for a loan.
In addition, with regard to the company’s trading in its own securities, it is the company’s policy to comply with applicable securities laws.
The foregoing summary of our insider trading policy does not purport to be complete and is qualified by reference to the Restrictions on buying and selling stock and securities (Insider trading) policy, a copy of which can be found as an exhibit to our Annual Report on Form 10-K.
Equity Grant Practices
The Compensation Committee reviews and approves annual equity awards to named executives and other eligible employees on or before the grant date in August of each year. We also may make equity awards at other times during the year for new hires or for other reasons, including, for example, a job promotion, because of an acquisition, or for retention purposes. The Compensation Committee has delegated authority to our CEO and Chief Human Resources Officer to approve grants to employees who are not designated as Section 16 officers. These awards are generally granted on the 15th day of a month. The Compensation Committee must approve any equity awards to our Section 16 officers, including the named executives.
We do not backdate or retroactively grant PSUs or RSUs. We generally schedule Board and Compensation Committee meetings at least a year in advance and the grant date for annual equity awards to our employees is generally the same each year following the release of earnings for the prior fiscal year. We do not time the disclosure of earnings or other major announcements for purposes of affecting the value of executive compensation.
We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments.

Award Timing Method
The Compensation Committee reviews and approves annual equity awards to named executives and other eligible employees on or before the grant date in August of each year. We also may make equity awards at other times during the year for new hires or for other reasons, including, for example, a job promotion, because of an acquisition, or for retention purposes. The Compensation Committee has delegated authority to our CEO and Chief Human Resources Officer to approve grants to employees who are not designated as Section 16 officers. These awards are generally granted on the 15th day of a month. The Compensation Committee must approve any equity awards to our Section 16 officers, including the named executives.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our insider trading policy prohibits our employees, directors, officers, and consultants from trading in our securities while in possession of material nonpublic information, among other things.
The insider trading policy also prohibits all employees (including officers) and directors from entering into short sales, publicly traded options, puts and calls, forward sale contracts, and other swap, hedging, or derivative transactions relating to our securities. It also prohibits our executive officers and directors from holding our securities in margin accounts or pledging our securities as collateral for a loan.
In addition, with regard to the company’s trading in its own securities, it is the company’s policy to comply with applicable securities laws.

MNPI Disclosure Timed for Compensation Value	false